Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	CAD 1,828.1	CAD 966.5
Current year acquisitions	16.3	850.7
Current year disposals	(194.4)
Impact of foreign exchange	(93.4)	10.9
Goodwill	1,556.6	1,828.1
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,006.1
Goodwill	1,734.6	2,006.1
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(178.0)
Goodwill	CAD (178.0)	CAD (178.0)